COMMITMENTS AND CONTINCENGIES - lease liabilities under operating lease (Details)	Oct. 31, 2020 USD ($)
Maturity of lease liabilities
2021	$ 199,426
2022	95,403
2023 and thereafter	42,947
Total lease payments	337,776
Amount of lease payments representing interest	(15,848)
Total	321,928
Operating Lease, Liability
Current portion	188,819
Long-term portion	133,109
Total	$ 321,928